UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1.	Reports to Stockholders

Fidelity® High Yield Factor ETF
Fidelity® Preferred Securities & Income ETF
Semi-Annual Report
February 28, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Semi-Annual Report

Fidelity® High Yield Factor ETF
Investment Summary (Unaudited)
Top Five Holdings as of February 28, 2022
(by issuer, excluding cash equivalents)	% of fund’s net assets
Occidental Petroleum Corp.	3.0
CCO Holdings LLC / CCO Holdings Capital Corp.	1.8
Tenet Healthcare Corp.	1.7
Uber Technologies, Inc.	1.5
TransDigm, Inc.	1.4
9.4

Top Five Market Sectors as of February 28, 2022
% of fund's net assets
Energy	14.1
Industrials	13.9
Communication Services	13.0
Consumer Discretionary	11.3
Materials	11.2
Quality Diversification as of February 28, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2022
* Foreign investments – 14.2%

Semi-Annual Report	4

Fidelity® Preferred Securities & Income ETF
Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022
% of fund's net assets
Ally Financial, Inc.	4.8
Wells Fargo & Co.	4.0
Morgan Stanley	3.6
KKR Group Finance Co. IX LLC	3.6
Citizens Financial Group, Inc.	3.2
Truist Financial Corp.	3.0
Discover Financial Services	3.0
JPMorgan Chase & Co.	2.9
The Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.5
33.3

Top Five Market Sectors as of February 28, 2022
% of fund's net assets
Financials	76.4
Utilities	5.3
Communication Services	5.2
Energy	5.0
Consumer Discretionary	2.6

Asset Allocation as of February 28, 2022
* Foreign investments – 0.7%
5	Semi-Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 98.5%
	Principal Amount	Value
COMMUNICATION SERVICES – 13.0%
Diversified Telecommunication Services – 3.0%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.00% 5/1/28 (a)	$ 735,000	$ 681,712
Altice France SA:
5.125% 7/15/29 (a)	1,390,000	1,257,950
5.50% 10/15/29 (a)	410,000	375,663
Ciena Corp. 4.00% 1/31/30 (a)	2,000,000	1,969,640
Frontier Communications Holdings LLC:
5.00% 5/1/28 (a)	607,000	589,245
6.00% 1/15/30 (a)	455,000	423,832
Level 3 Financing, Inc. 5.375% 5/1/25	98,000	98,357
Lumen Technologies, Inc.:
4.50% 1/15/29 (a)	755,000	631,886
5.375% 6/15/29 (a)	375,000	326,036
6.875% 1/15/28	330,000	318,140
Telecom Italia Capital S.A. 7.20% 7/18/36	1,056,000	1,071,840
Telecom Italia Capital SA 7.721% 6/4/38	758,000	784,716
Telesat Canada / Telesat LLC 4.875% 6/1/27 (a)	355,000	252,050
		8,781,067
Entertainment – 1.4%
Live Nation Entertainment, Inc.:
3.75% 1/15/28 (a)	2,520,000	2,418,520
4.875% 11/1/24 (a)	1,364,000	1,377,435
Playtika Holding Corp. 4.25% 3/15/29 (a)	145,000	134,850
		3,930,805
Hotels, Restaurants & Leisure – 0.2%
Boyne USA, Inc. 4.75% 5/15/29 (a)	500,000	491,250
Jacobs Entertainment, Inc. 6.75% 2/15/29 (a)	170,000	170,637
		661,887
Interactive Media & Services – 1.3%
Match Group Holdings II LLC 3.625% 10/1/31 (a)	2,350,000	2,191,375
TripAdvisor, Inc. 7.00% 7/15/25 (a)	1,450,000	1,500,750
		3,692,125
Media – 7.0%
Altice Financing SA 5.75% 8/15/29 (a)	700,000	637,875
Cable One, Inc. 4.00% 11/15/30 (a)	1,703,000	1,575,241

	Principal Amount	Value

CCO Holdings LLC / CCO Holdings Capital Corp.:
4.25% 1/15/34 (a)	$ 3,115,000	$ 2,863,931
4.50% 5/1/32	2,345,000	2,227,750
Cimpress PLC 7.00% 6/15/26 (a)	665,000	658,350
CSC Holdings LLC:
4.50% 11/15/31 (a)	1,350,000	1,228,500
5.00% 11/15/31 (a)	815,000	678,488
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (a)	715,000	714,757
DISH DBS Corp.:
5.125% 6/1/29	1,515,000	1,278,281
5.75% 12/1/28 (a)	600,000	573,750
Gray Escrow II, Inc. 5.375% 11/15/31 (a)	370,000	356,184
iHeartCommunications, Inc. 4.75% 1/15/28 (a)	232,000	224,460
Iliad Holding SASU 7.00% 10/15/28 (a)	500,000	497,330
Lamar Media Corp. 3.625% 1/15/31	2,069,000	1,942,264
Liberty Interactive LLC 8.25% 2/1/30	244,000	239,120
NEWS Corp. 5.125% 2/15/32	800,000	818,000
Summer BC Bidco B LLC 5.50% 10/31/26 (a)	700,000	675,500
TEGNA, Inc. 5.00% 9/15/29	88,000	87,758
Univision Communications, Inc. 4.50% 5/1/29 (a)	768,000	735,118
Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28 (a)	400,000	380,000
VZ Secured Financing BV 5.00% 1/15/32 (a)	1,000,000	955,000
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (a)	266,000	268,500
WMG Acquisition Corp. 3.75% 12/1/29 (a)	600,000	573,000
		20,189,157
Wireless Telecommunication Services – 0.1%
United States Cellular Corp. 6.70% 12/15/33	305,000	332,450
TOTAL COMMUNICATION SERVICES		37,587,491

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – 11.3%
Auto Components – 0.2%
Tenneco, Inc. 5.125% 4/15/29 (a)	$ 180,000	$178,650
The Goodyear Tire & Rubber Co. 5.625% 4/30/33	337,000	324,145
		502,795
Automobiles – 1.2%
Ford Motor Credit Co. LLC 2.90% 2/10/29	3,000,000	2,801,250
Jaguar Land Rover Automotive PLC 5.50% 7/15/29 (a)	650,000	624,839
		3,426,089
Hotels, Restaurants & Leisure – 6.2%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (a)	645,000	595,819
4.375% 1/15/28 (a)	273,000	267,881
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (a)	295,000	288,354
Boyd Gaming Corp. 4.75% 6/15/31 (a)	275,000	270,188
Caesars Entertainment, Inc.:
4.625% 10/15/29 (a)	645,000	611,944
6.25% 7/1/25 (a)	869,000	901,066
Carnival Corp.:
4.00% 8/1/28 (a)	820,000	783,100
6.00% 5/1/29 (a)	500,000	482,500
7.625% 3/1/26 (a)	880,000	904,631
9.875% 8/1/27 (a)	410,000	460,225
Cinemark USA, Inc. 5.875% 3/15/26 (a)	300,000	295,500
Empire Resorts, Inc. 7.75% 11/1/26 (a)	350,000	349,125
Everi Holdings, Inc. 5.00% 7/15/29 (a)	565,000	554,040
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (a)	500,000	475,968
FirstCash, Inc. 5.625% 1/1/30 (a)	2,750,000	2,730,750
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc:
4.875% 7/1/31 (a)	400,000	381,000
5.00% 6/1/29 (a)	550,000	539,000
Lindblad Expeditions LLC 6.75% 2/15/27 (a)	500,000	502,500
Marriott Ownership Resorts, Inc. 4.50% 6/15/29 (a)	340,000	322,150

	Principal Amount	Value

MGM Resorts International 6.75% 5/1/25	$ 351,000	$ 363,285
Papa John's International, Inc. 3.875% 9/15/29 (a)	200,000	186,000
Penn National Gaming, Inc. 4.125% 7/1/29 (a)	230,000	212,750
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.875% 9/1/31 (a)	400,000	360,000
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (a)	405,000	391,058
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	376,000	378,820
5.375% 7/15/27 (a)	265,000	260,325
5.50% 8/31/26 (a)	1,100,000	1,094,802
Station Casinos LLC 4.625% 12/1/31 (a)	515,000	485,388
TKC Holdings, Inc. 6.875% 5/15/28 (a)	300,000	297,000
Travel + Leisure Co.:
4.50% 12/1/29 (a)	655,000	625,525
6.60% 10/1/25	34,000	36,307
6.625% 7/31/26 (a)	270,000	288,225
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (a)	235,000	220,560
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	533,000	525,005
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	76,064
Yum! Brands, Inc.:
3.625% 3/15/31	140,000	130,820
4.75% 1/15/30 (a)	150,000	152,250
6.875% 11/15/37	272,000	310,080
		18,110,005
Household Durables – 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.625% 4/1/30 (a)	165,000	155,513
LGI Homes, Inc. 4.00% 7/15/29 (a)	860,000	802,530
Tempur Sealy International, Inc. 3.875% 10/15/31 (a)	495,000	444,686
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (a)	280,000	282,237
		1,684,966
Leisure Products – 0.1%
Vista Outdoor, Inc. 4.50% 3/15/29 (a)	310,000	290,625
See accompanying notes which are an integral part of the financial statements.
7	Semi-Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – 2.6%
Ambience Merger Sub, Inc. 4.875% 7/15/28 (a)	$ 235,000	$ 217,375
Asbury Automotive Group, Inc.:
4.75% 3/1/30	1,414,000	1,371,580
5.00% 2/15/32 (a)	205,000	198,991
BlueLinx Holdings, Inc. 6.00% 11/15/29 (a)	350,000	341,250
Carvana Co. 4.875% 9/1/29 (a)	900,000	750,339
Foot Locker, Inc. 4.00% 10/1/29 (a)	150,000	136,500
Group 1 Automotive, Inc. 4.00% 8/15/28 (a)	2,100,000	2,023,875
LCM Investments Holdings II LLC 4.875% 5/1/29 (a)	125,000	119,103
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2/15/26 (a)	600,000	577,500
Macy's Retail Holdings LLC 5.875% 4/1/29 (a)	600,000	613,500
Magic Mergeco, Inc. 5.25% 5/1/28 (a)	355,000	331,925
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (a)	145,000	144,637
Sonic Automotive, Inc. 4.875% 11/15/31 (a)	500,000	472,500
Victoria's Secret & Co. 4.625% 7/15/29 (a)	230,000	216,200
		7,515,275
Textiles, Apparel & Luxury Goods – 0.4%
Crocs, Inc.:
4.125% 8/15/31 (a)	435,000	370,838
4.25% 3/15/29 (a)	150,000	132,750
Kontoor Brands, Inc. 4.125% 11/15/29 (a)	100,000	94,250
Wolverine World Wide, Inc. 4.00% 8/15/29 (a)	665,000	613,462
		1,211,300
TOTAL CONSUMER DISCRETIONARY		32,741,055
CONSUMER STAPLES – 3.9%
Food & Staples Retailing – 0.1%
U.S. Foods, Inc.:
4.625% 6/1/30 (a)	145,000	140,995
4.75% 2/15/29 (a)	240,000	237,408
		378,403

	Principal Amount	Value

Food Products – 1.4%
C&S Group Enterprises LLC 5.00% 12/15/28 (a)	$ 150,000	$ 130,500
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (a)	805,000	778,837
Performance Food Group, Inc. 4.25% 8/1/29 (a)	560,000	534,240
Post Holdings, Inc.:
4.50% 9/15/31 (a)	535,000	495,544
4.625% 4/15/30 (a)	2,200,000	2,071,212
5.50% 12/15/29 (a)	210,000	211,761
		4,222,094
Household Products – 1.2%
Resideo Funding, Inc. 4.00% 9/1/29 (a)	3,373,000	3,032,732
Ritchie Bros Holdings, Inc. 4.75% 12/15/31 (a)	150,000	149,037
Spectrum Brands, Inc. 3.875% 3/15/31 (a)	350,000	320,611
		3,502,380
Personal Products – 0.5%
Avon Products, Inc. 6.50% 3/15/23	100,000	101,625
Coty Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (a)	500,000	486,250
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (a)	430,000	394,525
Prestige Brands, Inc. 3.75% 4/1/31 (a)	440,000	405,438
		1,387,838
Tobacco – 0.7%
Turning Point Brands, Inc. 5.625% 2/15/26 (a)	1,400,000	1,365,000
Vector Group Ltd. 5.75% 2/1/29 (a)	680,000	627,300
		1,992,300
TOTAL CONSUMER STAPLES		11,483,015
ENERGY – 14.1%
Energy Equipment & Services – 0.6%
Bristow Group, Inc. 6.875% 3/1/28 (a)	300,000	303,516
CGG SA 8.75% 4/1/27 (a)	140,000	136,500
Nabors Industries, Inc. 7.375% 5/15/27 (a)	200,000	206,500
Oceaneering International, Inc. 4.65% 11/15/24	375,000	369,047

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
Patterson-UTI Energy, Inc. 5.15% 11/15/29	$ 150,000	$ 149,637
Tervita Corp. 11.00% 12/1/25 (a)	160,000	182,400
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26	49,000	49,208
Weatherford International Ltd. 6.50% 9/15/28 (a)	350,000	362,338
		1,759,146
Oil, Gas & Consumable Fuels – 13.5%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (a)	185,000	195,932
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 6/15/29 (a)	515,000	517,575
Antero Resources Corp.:
5.375% 3/1/30 (a)	100,000	101,875
8.375% 7/15/26 (a)	275,000	301,813
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 5.875% 6/30/29 (a)	100,000	95,127
Baytex Energy Corp. 8.75% 4/1/27 (a)	145,000	155,428
Buckeye Partners LP:
4.125% 3/1/25 (a)	100,000	99,693
4.50% 3/1/28 (a)	330,000	313,500
5.85% 11/15/43	215,000	187,306
California Resources Corp. 7.125% 2/1/26 (a)	290,000	301,600
Calumet Specialty Products Partners LP / Calumet Finance Corp. 8.125% 1/15/27 (a)	300,000	297,750
CITGO Petroleum Corp.:
6.375% 6/15/26 (a)	315,000	312,575
7.00% 6/15/25 (a)	224,000	224,000
Civitas Resources, Inc. 5.00% 10/15/26 (a)	1,100,000	1,083,830
CNX Midstream Partners LP 4.75% 4/15/30 (a)	120,000	115,950
CNX Resources Corp. 6.00% 1/15/29 (a)	200,000	204,240
Colgate Energy Partners III LLC 5.875% 7/1/29 (a)	400,000	411,712
Comstock Resources, Inc. 5.875% 1/15/30 (a)	285,000	275,719
Coronado Finance Pty Ltd. 10.75% 5/15/26 (a)	180,000	193,608

	Principal Amount	Value

CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 6/15/31 (a)	$ 700,000	$ 696,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (a)	275,000	277,164
DCP Midstream LP 7.375% (b)(c)	143,000	135,135
Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125% 6/1/28 (a)	195,000	190,653
DT Midstream, Inc. 4.125% 6/15/29 (a)	800,000	772,000
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28 (a)	300,000	303,750
Energy Ventures Gom LLC / EnVen Finance Corp. 11.75% 4/15/26 (a)	101,000	102,730
EnLink Midstream Partners LP 5.45% 6/1/47	480,000	406,800
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (a)	222,000	228,904
EQM Midstream Partners LP:
4.50% 1/15/29 (a)	450,000	420,188
6.50% 7/1/27 (a)	331,000	346,190
6.50% 7/15/48	285,000	277,875
EQT Corp. 7.50% 2/1/30	171,000	203,962
Ferrellgas LP / Ferrellgas Finance Corp. 5.375% 4/1/26 (a)	500,000	470,020
Genesis Energy LP / Genesis Energy Finance Corp. 8.00% 1/15/27	625,000	631,784
Harvest Midstream I LP 7.50% 9/1/28 (a)	250,000	252,325
Hess Midstream Operations LP 4.25% 2/15/30 (a)	175,000	168,931
Hilcorp Energy I LP / Hilcorp Finance Co.:
6.00% 2/1/31 (a)	425,000	430,419
6.25% 11/1/28 (a)	60,000	61,160
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	65,000	62,075
Howard Midstream Energy Partners LLC 6.75% 1/15/27 (a)	300,000	297,750
See accompanying notes which are an integral part of the financial statements.
9	Semi-Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Independence Energy Finance LLC 7.25% 5/1/26 (a)	$ 600,000	$ 598,500
Ithaca Energy North Sea PLC 9.00% 7/15/26 (a)	500,000	503,750
Laredo Petroleum, Inc. 7.75% 7/31/29 (a)	500,000	485,792
Matador Resources Co. 5.875% 9/15/26	197,000	199,955
MEG Energy Corp. 5.875% 2/1/29 (a)	330,000	333,600
Moss Creek Resources Holdings, Inc. 7.50% 1/15/26 (a)	310,000	274,350
Murphy Oil Corp.:
5.75% 8/15/25	980,000	998,375
6.375% 7/15/28	300,000	310,860
New Fortress Energy, Inc. 6.50% 9/30/26 (a)	630,000	604,242
Northern Oil and Gas, Inc. 8.125% 3/1/28 (a)	210,000	220,694
NuStar Logistics LP 6.375% 10/1/30	325,000	329,251
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 4/1/29 (a)	700,000	744,786
Oasis Petroleum, Inc. 6.375% 6/1/26 (a)	300,000	305,250
Occidental Petroleum Corp.:
6.125% 1/1/31	5,410,000	6,151,711
6.625% 9/1/30	2,201,000	2,561,227
7.50% 5/1/31	40,000	48,500
Parkland Corp. 4.625% 5/1/30 (a)	1,820,000	1,722,175
Parkland Fuel Corp. 5.875% 7/15/27 (a)	512,000	518,216
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	315,000	230,463
9.25% 5/15/25 (a)	285,000	287,850
PDC Energy, Inc. 6.125% 9/15/24	433,000	436,247
Range Resources Corp.:
4.75% 2/15/30 (a)	500,000	489,375
8.25% 1/15/29	679,000	744,062
Renewable Energy Group, Inc. 5.875% 6/1/28 (a)	220,000	237,600
Rockcliff Energy II LLC 5.50% 10/15/29 (a)	500,000	495,625
Rockies Express Pipeline LLC 4.80% 5/15/30 (a)	745,000	720,787

	Principal Amount	Value

SM Energy Co.:
6.50% 7/15/28	$ 95,000	$ 97,375
6.75% 9/15/26	85,000	85,850
Solaris Midstream Holdings LLC 7.625% 4/1/26 (a)	260,000	266,500
Southwestern Energy Co.:
4.75% 2/1/32	500,000	497,210
5.375% 3/15/30	300,000	309,750
7.75% 10/1/27	300,000	316,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 8.50% 10/15/26 (a)	300,000	297,000
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29	301,000	288,448
4.50% 4/30/30 (a)	2,000,000	1,910,160
Superior Plus LP / Superior General Partner, Inc. 4.50% 3/15/29 (a)	145,000	138,294
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 9/1/31 (a)	500,000	471,250
Tap Rock Resources LLC 7.00% 10/1/26 (a)	240,000	241,464
Teine Energy Ltd. 6.875% 4/15/29 (a)	85,000	86,063
Venture Global Calcasieu Pass LLC 4.125% 8/15/31 (a)	360,000	356,400
Vine Energy Holdings LLC 6.75% 4/15/29 (a)	300,000	317,160
Western Midstream Operating LP 5.75% 2/1/50	715,000	727,512
		39,085,727
Pipeline – 0.0%
NuStar Logistics LP 5.625% 4/28/27	160,000	160,143
TOTAL ENERGY		41,005,016
FINANCIALS – 9.6%
Banks – 0.2%
UniCredit SpA 7.296% 4/2/34 (a)(c)	428,000	465,647
Capital Markets – 1.5%
Brightsphere Investment Group, Inc. 4.80% 7/27/26	1,263,000	1,224,731
Coinbase Global, Inc. 3.625% 10/1/31 (a)	1,450,000	1,277,124
ION Trading Technologies Sarl 5.75% 5/15/28 (a)	530,000	520,725
Jane Street Group / JSG Finance, Inc. 4.50% 11/15/29 (a)	165,000	160,875

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
LPL Holdings, Inc. 4.375% 5/15/31 (a)	$ 1,350,000	$ 1,316,250
		4,499,705
Consumer Finance – 3.9%
Credit Acceptance Corp. 6.625% 3/15/26	371,000	382,620
Curo Group Holdings Corp. 7.50% 8/1/28 (a)	500,000	443,750
Enova International, Inc. 8.50% 9/15/25 (a)	325,000	323,375
goeasy Ltd.:
4.375% 5/1/26 (a)	2,115,000	2,076,613
5.375% 12/1/24 (a)	282,000	283,410
LD Holdings Group LLC 6.125% 4/1/28 (a)	215,000	191,726
Nationstar Mortgage Holdings, Inc. 5.75% 11/15/31 (a)	440,000	425,700
Navient Corp.:
4.875% 3/15/28	500,000	467,500
5.50% 3/15/29	500,000	472,500
OneMain Finance Corp. 3.875% 9/15/28	2,315,000	2,144,269
PennyMac Financial Services, Inc. 5.75% 9/15/31 (a)	600,000	565,500
PRA Group, Inc.:
5.00% 10/1/29 (a)	1,800,000	1,746,000
7.375% 9/1/25 (a)	1,261,000	1,323,987
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 4.00% 10/15/33 (a)	530,000	493,297
World Acceptance Corp. 7.00% 11/1/26 (a)	100,000	94,400
		11,434,647
Diversified Financial Services – 2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (a)	191,000	195,641
Burford Capital Global Finance LLC 6.25% 4/15/28 (a)	600,000	621,750
Castlelake Aviation Finance DAC 5.00% 4/15/27 (a)	215,000	204,250
Compass Group Diversified Holdings LLC:
5.00% 1/15/32 (a)	500,000	467,500
5.25% 4/15/29 (a)	1,865,000	1,802,765
Deutsche Bank AG:
3.729% 1/14/32 (c)	300,000	283,154
4.875% 12/1/32 (c)	134,000	135,413

	Principal Amount	Value

Global Aircraft Leasing Co. Ltd. 6.50% 9/15/24 (a)	$ 510,335	$ 484,818
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.375% 2/1/29	300,000	278,250
4.75% 9/15/24	412,000	410,970
5.25% 5/15/27	138,000	136,965
6.25% 5/15/26	482,000	486,201
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.00% 8/15/28 (a)	700,000	673,750
Midcap Financial Issuer Trust 5.625% 1/15/30 (a)	250,000	228,125
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2/1/27 (a)	500,000	511,720
StoneX Group, Inc. 8.625% 6/15/25 (a)	951,000	996,172
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (a)	500,000	475,770
		8,393,214
Insurance – 0.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/27 (a)	600,000	579,000
AmWINS Group, Inc. 4.875% 6/30/29 (a)	450,000	428,625
HUB International Ltd. 5.625% 12/1/29 (a)	255,000	242,250
Ryan Specialty Group LLC 4.375% 2/1/30 (a)	500,000	481,025
		1,730,900
Thrifts & Mortgage Finance – 0.5%
Freedom Mortgage Corp. 6.625% 1/15/27 (a)	700,000	645,750
MGIC Investment Corp. 5.25% 8/15/28	50,000	50,625
NMI Holdings, Inc. 7.375% 6/1/25 (a)	727,000	781,419
		1,477,794
TOTAL FINANCIALS		28,001,907
HEALTH CARE – 9.4%
Biotechnology – 0.2%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	295,000	263,880
Grifols Escrow Issuer SA 4.75% 10/15/28 (a)	250,000	235,625
		499,505
See accompanying notes which are an integral part of the financial statements.
11	Semi-Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – 0.5%
Avantor Funding, Inc. 3.875% 11/1/29 (a)	$ 1,600,000	$ 1,539,696
Health Care Providers & Services – 5.1%
AMN Healthcare, Inc. 4.00% 4/15/29 (a)	1,180,000	1,119,938
Cano Health LLC 6.25% 10/1/28 (a)	75,000	66,587
CHS / Community Health Systems, Inc. 6.875% 4/15/29 (a)	785,000	761,215
DaVita, Inc. 3.75% 2/15/31 (a)	919,000	839,736
Encompass Health Corp. 4.75% 2/1/30	300,000	286,470
MEDNAX, Inc. 5.375% 2/15/30 (a)	500,000	497,500
ModivCare Escrow Issuer, Inc. 5.00% 10/1/29 (a)	455,000	428,337
ModivCare, Inc. 5.875% 11/15/25 (a)	935,000	938,544
Molina Healthcare, Inc.:
3.875% 5/15/32 (a)	60,000	58,782
4.375% 6/15/28 (a)	2,819,000	2,815,476
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (a)	1,300,000	1,233,485
5.25% 10/1/29 (a)	730,000	697,150
Tenet Healthcare Corp.:
4.375% 1/15/30 (a)	500,000	482,615
4.875% 1/1/26 (a)	20,000	20,136
6.125% 10/1/28 (a)	4,380,000	4,436,940
		14,682,911
Pharmaceuticals – 3.6%
AdaptHealth LLC 5.125% 3/1/30 (a)	1,200,000	1,107,000
Bausch Health Companies, Inc. 5.00% 2/15/29 (a)	2,080,000	1,683,625
Bausch Health Cos., Inc. 4.875% 6/1/28 (a)	1,760,000	1,690,603
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (a)	255,000	237,380
CHS/Community Health Systems, Inc. 5.25% 5/15/30 (a)	680,000	658,655
Embecta Corp. 5.00% 2/15/30 (a)	800,000	789,000
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. 6.125% 4/1/29 (a)	296,000	278,240
Jazz Securities DAC 4.375% 1/15/29 (a)	215,000	212,949

	Principal Amount	Value

Option Care Health, Inc. 4.375% 10/31/29 (a)	$ 125,000	$ 120,625
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (a)	200,000	199,654
Organon Finance 1 LLC 4.125% 4/30/28 (a)	340,000	334,427
Par Pharmaceutical, Inc. 7.50% 4/1/27 (a)	575,000	575,946
Syneos Health, Inc. 3.625% 1/15/29 (a)	2,225,000	2,101,290
US Acute Care Solutions LLC 6.375% 3/1/26 (a)	500,000	492,500
		10,481,894
TOTAL HEALTH CARE		27,204,006
INDUSTRIALS – 13.9%
Aerospace & Defense – 1.5%
Howmet Aerospace, Inc. 6.75% 1/15/28	263,000	292,494
TransDigm, Inc.:
6.25% 3/15/26 (a)	3,672,000	3,777,570
8.00% 12/15/25 (a)	315,000	328,929
		4,398,993
Air Freight & Logistics – 0.4%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (a)	1,090,000	1,054,575
Airlines – 1.1%
Air Canada 3.875% 8/15/26 (a)	510,000	495,207
American Airlines, Inc. 11.75% 7/15/25 (a)	869,000	1,053,849
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.50% 4/20/26 (a)	700,000	716,478
United Airlines Holdings, Inc. 4.875% 1/15/25	295,000	293,525
United Airlines, Inc. 4.375% 4/15/26 (a)	665,000	663,298
		3,222,357
Building Products – 0.1%
Thor Industries, Inc. 4.00% 10/15/29 (a)	380,000	346,750
Commercial Services & Supplies – 4.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.00% 6/1/29 (a)	330,000	306,900
APi Escrow Corp. 4.75% 10/15/29 (a)	500,000	472,500
Aramark Services, Inc. 5.00% 4/1/25 (a)	150,000	151,079

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Commercial Services & Supplies – continued
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.75% 7/15/27 (a)	$ 376,000	$ 378,606
CONDOR MERGER SUB, Inc. 7.375% 2/15/30 (a)	500,000	480,397
CoreCivic, Inc. 8.25% 4/15/26	200,000	203,000
CoreLogic, Inc. 4.50% 5/1/28 (a)	630,000	597,712
Covert Mergeco, Inc. 4.875% 12/1/29 (a)	680,000	650,681
Garda World Security Corp. 6.00% 6/1/29 (a)	300,000	272,250
GFL Environmental, Inc. 4.00% 8/1/28 (a)	2,450,000	2,275,878
HealthEquity, Inc. 4.50% 10/1/29 (a)	170,000	161,815
Madison IAQ LLC 4.125% 6/30/28 (a)	420,000	397,314
Nielsen Finance LLC / Nielsen Finance Co.:
4.50% 7/15/29 (a)	795,000	714,224
5.875% 10/1/30 (a)	2,090,000	2,024,081
PROG Holdings, Inc. 6.00% 11/15/29 (a)	1,800,000	1,728,000
Rent-A-Center, Inc. 6.375% 2/15/29 (a)	155,000	148,413
Sabre GLBL, Inc. 9.25% 4/15/25 (a)	212,000	239,085
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (a)	525,000	520,737
The ADT Corp. 4.875% 7/15/32 (a)	152,000	141,740
The Hertz Corp. 5.00% 12/1/29 (a)	450,000	419,760
ZipRecruiter, Inc. 5.00% 1/15/30 (a)	800,000	787,696
		13,071,868
Construction & Engineering – 1.5%
Arcosa, Inc. 4.375% 4/15/29 (a)	570,000	540,075
Dycom Industries, Inc. 4.50% 4/15/29 (a)	1,100,000	1,058,750
Fluor Corp. 4.25% 9/15/28	548,000	536,355
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (a)	350,000	345,625

	Principal Amount	Value

Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (a)	$ 380,000	$ 380,543
IEA Energy Services LLC 6.625% 8/15/29 (a)	400,000	370,000
Pike Corp. 5.50% 9/1/28 (a)	500,000	481,250
PowerTeam Services LLC 9.033% 12/4/25 (a)	205,000	205,554
Railworks Holdings LP / Railworks Rally, Inc. 8.25% 11/15/28 (a)	300,000	306,000
		4,224,152
Electrical Equipment – 0.4%
EnerSys 4.375% 12/15/27 (a)	1,177,000	1,165,230
Machinery – 1.2%
ATS Automation Tooling Systems, Inc. 4.125% 12/15/28 (a)	140,000	134,925
Dana, Inc. 4.50% 2/15/32	500,000	469,375
FXI Holdings, Inc. 12.25% 11/15/26 (a)	173,000	185,229
Meritor, Inc. 6.25% 6/1/25 (a)	341,000	354,545
Terex Corp. 5.00% 5/15/29 (a)	715,000	708,014
Vertiv Group Corp. 4.125% 11/15/28 (a)	1,650,000	1,513,875
		3,365,963
Marine – 0.0%
Seaspan Corp. 5.50% 8/1/29 (a)	30,000	28,575
Professional Services – 0.8%
ASGN, Inc. 4.625% 5/15/28 (a)	70,000	69,125
TriNet Group, Inc. 3.50% 3/1/29 (a)	2,475,000	2,328,307
		2,397,432
Road & Rail – 1.5%
Uber Technologies, Inc.:
4.50% 8/15/29 (a)	2,950,000	2,824,183
7.50% 5/15/25 (a)	1,457,000	1,515,644
		4,339,827
Trading Companies & Distributors – 0.6%
Fortress Transportation and Infrastructure Investors LLC:
5.50% 5/1/28 (a)	500,000	477,500
6.50% 10/1/25 (a)	1,100,000	1,113,750
		1,591,250
See accompanying notes which are an integral part of the financial statements.
13	Semi-Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Transportation Infrastructure – 0.3%
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 7/31/29 (a)	$ 1,065,000	$ 1,006,417
TOTAL INDUSTRIALS		40,213,389
INFORMATION TECHNOLOGY – 5.2%
Communications Equipment – 0.1%
CommScope Technologies LLC 6.00% 6/15/25 (a)	322,000	314,977
Electronic Equipment, Instruments & Components – 1.3%
Atkore, Inc. 4.25% 6/1/31 (a)	975,000	945,097
II-VI, Inc. 5.00% 12/15/29 (a)	2,390,000	2,387,419
TTM Technologies, Inc. 4.00% 3/1/29 (a)	455,000	419,737
		3,752,253
Internet Software & Services – 0.0%
GrubHub Holdings, Inc. 5.50% 7/1/27 (a)	115,000	102,638
IT Services – 1.2%
Arches Buyer, Inc. 4.25% 6/1/28 (a)	500,000	473,500
Booz Allen Hamilton, Inc. 4.00% 7/1/29 (a)	50,000	49,336
Diebold Nixdorf, Inc. 9.375% 7/15/25 (a)	222,000	229,830
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (a)	480,000	454,642
Minerva Merger Sub, Inc. 6.50% 2/15/30 (a)	500,000	481,360
Rackspace Technology Global, Inc. 3.50% 2/15/28 (a)	200,000	181,500
Skillz, Inc. 10.25% 12/15/26 (a)	200,000	183,036
The Dun & Bradstreet Corp. 5.00% 12/15/29 (a)	600,000	576,000
Unisys Corp. 6.875% 11/1/27 (a)	735,000	773,587
		3,402,791
Software – 2.3%
Clarivate Science Holdings Corp. 4.875% 7/1/29 (a)	415,000	390,789
Consensus Cloud Solutions, Inc. 6.50% 10/15/28 (a)	330,000	332,376
Elastic N.V. 4.125% 7/15/29 (a)	1,240,000	1,137,700

	Principal Amount	Value

Fair Isaac Corp. 4.00% 6/15/28 (a)	$ 2,183,000	$ 2,142,068
J2 Global, Inc. 4.625% 10/15/30 (a)	1,122,000	1,079,353
MicroStrategy, Inc. 6.125% 6/15/28 (a)	125,000	120,000
Open Text Holdings, Inc. 4.125% 12/1/31 (a)	1,100,000	1,045,000
PTC, Inc. 3.625% 2/15/25 (a)	70,000	69,650
Xerox Corp. 4.80% 3/1/35	250,000	223,750
		6,540,686
Technology Hardware, Storage & Peripherals – 0.3%
NCR Corp. 5.125% 4/15/29 (a)	880,000	870,100
TOTAL INFORMATION TECHNOLOGY		14,983,445
MATERIALS – 11.2%
Chemicals – 4.5%
Cerdia Finanz GmbH 10.50% 2/15/27 (a)	300,000	299,064
Consolidated Energy Finance SA 5.625% 10/15/28 (a)	440,000	406,692
CVR Partners LP / CVR Nitrogen Finance Corp. 6.125% 6/15/28 (a)	320,000	322,000
Diamond BC BV 4.625% 10/1/29 (a)	255,000	232,104
EverArc Escrow Sarl 5.00% 10/30/29 (a)	500,000	462,500
GPD Cos., Inc. 10.125% 4/1/26 (a)	200,000	210,000
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (a)	500,000	477,500
LSB Industries, Inc. 6.25% 10/15/28 (a)	175,000	175,875
NOVA Chemicals Corp. 4.25% 5/15/29 (a)	455,000	426,372
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (a)	455,000	449,313
Olin Corp.:
5.00% 2/1/30	146,000	147,095
5.625% 8/1/29	317,000	330,641
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (a)	515,000	487,962
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/26 (a)	365,000	364,420
SPCM SA 3.375% 3/15/30 (a)	1,050,000	950,386

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
Sunnova Energy Corp. 5.875% 9/1/26 (a)	$ 1,000,000	$ 915,120
The Chemours Co. LLC 4.625% 11/15/29 (a)	2,280,000	2,111,850
The Scotts Miracle-Gro Co.:
4.375% 2/1/32	3,015,000	2,783,146
4.50% 10/15/29	215,000	207,475
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.125% 4/1/29 (a)	400,000	379,000
Unifrax Escrow Issuer Corp. 5.25% 9/30/28 (a)	600,000	574,500
WR Grace Holdings LLC 5.625% 8/15/29 (a)	270,000	258,525
		12,971,540
Construction Materials – 2.5%
Builders FirstSource, Inc. 4.25% 2/1/32 (a)	1,500,000	1,439,873
Eco Material Technologies, Inc. 7.875% 1/31/27 (a)	500,000	505,595
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (a)	600,000	583,500
Patrick Industries, Inc. 4.75% 5/1/29 (a)	2,422,000	2,210,547
PGT Innovations, Inc. 4.375% 10/1/29 (a)	1,700,000	1,597,694
Standard Industries, Inc. 4.375% 7/15/30 (a)	1,167,000	1,104,892
		7,442,101
Containers & Packaging – 1.0%
Canpack SA / Canpack U.S. LLC 3.875% 11/15/29 (a)	1,000,000	910,625
Graphic Packaging International LLC 3.75% 2/1/30 (a)	150,000	142,931
Intertape Polymer Group, Inc. 4.375% 6/15/29 (a)	355,000	336,451
LABL, Inc. 5.875% 11/1/28 (a)	320,000	306,288
Mauser Packaging Solutions Holding Co. 5.50% 4/15/24 (a)	82,000	81,590
OI European Group BV 4.75% 2/15/30 (a)	300,000	287,247
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (a)	833,000	769,484
		2,834,616

	Principal Amount	Value

Metals & Mining – 2.6%
Allegheny Technologies, Inc.:
4.875% 10/1/29	$ 340,000	$ 328,947
5.125% 10/1/31	100,000	97,250
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	613,940
Coeur Mining, Inc. 5.125% 2/15/29 (a)	100,000	88,220
Commercial Metals Co. 4.125% 1/15/30	1,000,000	967,500
Compass Minerals International, Inc. 6.75% 12/1/27 (a)	176,000	182,750
Eldorado Gold Corp. 6.25% 9/1/29 (a)	300,000	300,000
ERO Copper Corp. 6.50% 2/15/30 (a)	500,000	483,810
First Quantum Minerals Ltd. 6.875% 10/15/27 (a)	500,000	529,185
Hudbay Minerals, Inc. 4.50% 4/1/26 (a)	225,000	217,406
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	650,000	613,775
Mineral Resources Ltd. 8.125% 5/1/27 (a)	883,000	930,020
Novelis Corp. 3.875% 8/15/31 (a)	745,000	686,331
Perenti Finance Pty Ltd. 6.50% 10/7/25 (a)	500,000	498,700
Tacora Resources, Inc. 8.25% 5/15/26 (a)	300,000	295,125
United States Steel Corp. 6.875% 3/1/29	635,000	652,462
		7,485,421
Paper & Forest Products – 0.6%
Boise Cascade Co. 4.875% 7/1/30 (a)	20,000	20,069
Louisiana Pacific Corp. 3.625% 3/15/29 (a)	300,000	280,920
Pearl Merger Sub, Inc. 6.75% 10/1/28 (a)	580,000	579,449
Resolute Forest Products, Inc. 4.875% 3/1/26 (a)	615,000	584,557
Sylvamo Corp. 7.00% 9/1/29 (a)	250,000	250,551
		1,715,546
TOTAL MATERIALS		32,449,224
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – 5.5%
Equity Real Estate Investment Trusts (REITs) – 4.3%
American Finance Trust, Inc. / American Finance Operating Partner LP 4.50% 9/30/28 (a)	$ 1,015,000	$ 945,726
Apollo Commercial Real Estate Finance, Inc. 4.625% 6/15/29 (a)	815,000	735,537
Blackstone Mortgage Trust, Inc. 3.75% 1/15/27 (a)	645,000	609,525
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.50% 4/1/27 (a)	715,000	666,738
CTR Partnership LP / CareTrust Capital Corp. 3.875% 6/30/28 (a)	345,000	329,475
HAT Holdings I LLC / HAT Holdings II LLC:
3.375% 6/15/26 (a)	2,020,000	1,913,950
6.00% 4/15/25 (a)	1,240,000	1,278,911
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32 (a)	560,000	532,000
Iron Mountain, Inc.:
5.00% 7/15/28 (a)	340,000	336,794
5.25% 7/15/30 (a)	415,000	411,778
iStar, Inc. 4.25% 8/1/25	365,000	364,482
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.75% 6/15/29 (a)	440,000	426,250
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2/15/29 (a)	420,000	396,900
RLJ Lodging Trust LP 4.00% 9/15/29 (a)	715,000	671,335
Service Properties Trust:
4.375% 2/15/30	585,000	509,377
4.95% 2/15/27	30,000	27,900
7.50% 9/15/25	265,000	278,316
Starwood Property Trust, Inc.:
3.75% 12/31/24 (a)	1,000,000	978,750
4.375% 1/15/27 (a)	500,000	485,269
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (a)	500,000	446,955
		12,345,968

	Principal Amount	Value

Real Estate Management & Development – 1.2%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC 5.00% 6/15/29 (a)	$ 800,000	$ 753,000
Howard Hughes Corp. 4.125% 2/1/29 (a)	1,000,000	946,250
Kennedy-Wilson, Inc. 4.75% 3/1/29 to 2/1/30	1,414,000	1,355,592
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (a)	500,000	476,500
		3,531,342
TOTAL REAL ESTATE		15,877,310
UTILITIES – 1.4%
Electric Utilities – 0.8%
Clearway Energy Operating LLC 3.75% 1/15/32 (a)	840,000	785,442
NRG Energy, Inc.:
3.875% 2/15/32 (a)	745,000	690,779
6.625% 1/15/27	10,000	10,335
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (a)	163,000	159,164
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	5,000	5,037
5.625% 2/15/27 (a)	615,000	629,705
		2,280,462
Independent Power and Renewable Electricity Producers – 0.2%
Leeward Renewable Energy Operations LLC 4.25% 7/1/29 (a)	570,000	550,050
Multi-Utilities – 0.4%
Calpine Corp. 3.75% 3/1/31 (a)	1,176,000	1,070,160
Talen Energy Supply LLC 6.50% 6/1/25	200,000	82,000
		1,152,160
TOTAL UTILITIES		3,982,672
TOTAL NONCONVERTIBLE BONDS (Cost $298,618,546)		285,528,530

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	16

Money Market Fund – 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.07% (d) (Cost $1,399,451)	1,399,171	$ 1,399,451
TOTAL INVESTMENT IN SECURITIES – 99.0% (Cost $300,017,997)		286,927,981
NET OTHER ASSETS (LIABILITIES) – 1.0%		2,960,458
NET ASSETS – 100.0%		$289,888,439

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,073,124 or 81.4% of net assets.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$7,567,723	$57,524,852	$63,693,124	$1,910	$—	$—	$1,399,451	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
17	Semi-Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 285,528,530	$ —	$ 285,528,530	$ —
Money Market Funds	1,399,451	1,399,451	—	—
Total Investments in Securities:	$ 286,927,981	$ 1,399,451	$ 285,528,530	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	84.8%
Canada	5.7%
Luxembourg	1.6%
Netherlands	1.1%
France	1.1%
Others (Individually Less Than 1%)	4.7%
99.0%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	18

Fidelity® Preferred Securities & Income ETF
Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 62.2%
	Principal Amount	Value
COMMUNICATION SERVICES – 2.6%
Media – 1.9%
ViacomCBS, Inc. 6.25% 2/28/57 (a)	$ 593,000	$ 599,523
Wireless Telecommunication Services – 0.7%
Vodafone Group PLC 7.00% 4/4/79 (a)	190,000	210,900
TOTAL COMMUNICATION SERVICES		810,423
CONSUMER DISCRETIONARY – 1.0%
Automobiles – 1.0%
General Motors Financial Co., Inc. 5.70% (a)(b)	297,000	308,963
ENERGY – 4.1%
Energy Equipment & Services – 0.1%
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(c)	12,000	11,160
Oil, Gas & Consumable Fuels – 4.0%
BP Capital Markets PLC 4.875% (a)(b)	325,000	322,107
Buckeye Partners LP 6.375% 1/22/78 (a)	49,000	40,915
DCP Midstream LP 7.375% (a)(b)	53,000	50,085
Enbridge, Inc. 5.75% 7/15/80 (a)	106,000	110,536
EnLink Midstream Partners LP 6.00% (a)(b)	28,000	20,090
Enterprise Products Operating LLC:
4.875% 8/16/77 (a)	57,000	48,876
5.25% 8/16/77 (a)	106,000	100,580
5.375% 2/15/78 (a)	57,000	52,949
Plains All American Pipeline LP 6.125% (a)(b)	80,000	65,776
TransCanada Trust:
5.30% 3/15/77 (a)	136,000	130,560
5.50% 9/15/79 (a)	108,000	108,940
5.625% 5/20/75 (a)	80,000	79,600
5.875% 8/15/76 (a)	109,000	111,997
		1,243,011
TOTAL ENERGY		1,254,171
FINANCIALS – 50.4%
Banks – 14.7%
Huntington Bancshares, Inc.:
4.45% (a)(b)	484,000	481,580
5.625% (a)(b)	296,000	313,020
5.70% (a)(b)	324,000	318,492

	Principal Amount	Value

JPMorgan Chase & Co.:
5.00% (a)(b)	$ 296,000	$ 297,850
6.10% (a)(b)	271,000	282,179
SVB Financial Group:
4.25% (a)(b)	110,000	105,737
4.70% (a)(b)	56,000	52,780
Truist Financial Corp.:
5.10% (a)(b)	403,000	418,112
5.125% (a)(b)	955,000	940,675
Wells Fargo & Co.:
3.90% (a)(b)	134,000	128,975
5.90% (a)(b)	1,232,000	1,241,240
		4,580,640
Capital Markets – 11.6%
Goldman Sachs Group, Inc.:
4.125% (a)(b)	25,000	23,731
4.40% (a)(b)	810,000	785,700
5.00% (a)(b)	539,000	519,219
5.30% (a)(b)	243,000	253,024
Morgan Stanley:
5.30% (a)(b)	1,133,000	1,128,391
5.875% (a)(b)	109,000	116,691
State Street Corp. 5.625% (a)(b)	53,000	52,199
The Bank of New York Mellon Corp. 3.75% (a)(b)	81,000	75,357
The Charles Schwab Corp. 4.00% (a)(b)	701,000	648,824
		3,603,136
Consumer Finance – 12.0%
Ally Financial, Inc. 4.70% (a)(b)	1,564,000	1,491,860
American Express Co. 3.55% (a)(b)	27,000	24,975
Capital One Financial Corp. 3.95% (a)(b)	270,000	253,268
Citizens Financial Group, Inc. 6.00% (a)(b)	1,052,000	1,007,290
Discover Financial Services 5.50% (a)(b)	934,000	917,235
M&T Bank Corp. 3.50% (a)(b)	25,000	22,813
		3,717,441
Diversified Financial Services – 9.7%
Aircastle Ltd. 5.25% (a)(b)(c)	191,000	182,405
Apollo Management Holdings LP 4.95% 1/14/50 (a)(c)	524,000	518,087
Bank of America Corp. 5.875% (a)(b)	728,000	747,110

See accompanying notes which are an integral part of the financial statements.
19	Semi-Annual Report

Fidelity® Preferred Securities & Income ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Citigroup, Inc.:
3.875% (a)(b)	$ 460,000	$ 438,150
4.15% (a)(b)	80,000	76,300
5.95% (a)(b)	376,000	389,630
6.30% (a)(b)	649,000	656,593
		3,008,275
Insurance – 2.4%
American International Group, Inc.:
3 month U.S. LIBOR + 2.868% 5.75% 4/1/48 (a)	109,000	111,997
8.175% 5/15/68 (a)	8,000	11,264
Assurant, Inc. 7.00% 3/27/48 (a)	53,000	58,035
MetLife, Inc.:
6.40% 12/15/66	269,000	301,603
10.75% 8/1/69	108,000	167,400
Nationwide Financial Services, Inc. 6.75% 5/15/87	6,000	6,825
PartnerRe Finance B LLC 4.50% 10/1/50 (a)	57,000	55,860
SBL Holdings, Inc. 6.50% (a)(b)(c)	29,000	27,043
		740,027
TOTAL FINANCIALS		15,649,519
INDUSTRIALS – 0.7%
Trading Companies & Distributors – 0.7%
Air Lease Corp.:
4.125% (a)(b)	46,000	41,630
4.65% (a)(b)	189,000	180,023
TOTAL INDUSTRIALS		221,653
UTILITIES – 3.4%
Multi-Utilities – 3.4%
CenterPoint Energy, Inc. 6.125% (a)(b)	81,000	79,988
CMS Energy Corp. 3.75% 12/1/50 (a)	219,000	197,453
Edison International:
5.00% (a)(b)	54,000	51,704
5.375% (a)(b)	161,000	158,786
Emera, Inc. 6.75% 6/15/76 (a)	105,000	114,122
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (a)	274,000	289,696

	Principal Amount	Value

Sempra Energy 4.875% (a)(b)	$ 161,000	$ 163,818
TOTAL UTILITIES		1,055,567
TOTAL NONCONVERTIBLE BONDS (Cost $20,627,353)		19,300,296
Preferred Stock – 34.0%

COMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 1.4%
AT&T, Inc. 4.75% (b)	19,500	426,855
Wireless Telecommunication Services – 1.2%
United States Cellular Corp.:
5.50% 3/01/70	8,050	187,968
6.25% 9/01/69	7,450	183,121
		371,089
TOTAL COMMUNICATION SERVICES		797,944
CONSUMER DISCRETIONARY – 1.6%
Automobiles – 1.6%
Ford Motor Co. 6.00% 12/1/59	20,200	509,040
ENERGY – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
DCP Midstream LP:
7.875% (a)(b)	650	15,438
7.95% (a)(b)	650	15,671
Enbridge, Inc. 6.375% 4/15/78 (a)	2,050	53,156
Energy Transfer LP:
7.375% (a)(b)	1,965	46,099
7.60% (a)(b)	2,755	67,415
7.625% (a)(b)	1,410	34,263
NuStar Energy LP:
7.625% (a)(b)	1,350	27,999
9.00% (a)(b)	650	15,594
TOTAL ENERGY		275,635
FINANCIALS – 26.0%
Banks – 11.7%
Bank of America Corp.:
4.25% (b)	4,000	86,080
4.375% (b)	27,650	611,894
Bank of Hawaii Corp. 4.375% (b)	650	15,171
Citizens Financial Group, Inc. 5.00% (b)	19,500	475,410
Cullen/Frost Bankers, Inc. 4.45% (b)	2,700	60,345
First Republic Bank:
4.00% (b)	14,150	286,962
4.125% (b)	16,800	352,968
4.50% (b)	1,450	31,770

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	20

Preferred Stock – continued
	Principal Amount	Value
FINANCIALS continued
Banks continued
4.70% (b)	$ 16,000	$ 363,840
Huntington Bancshares, Inc. 4.50% (b)	6,700	145,189
JPMorgan Chase & Co.:
4.20% (b)	600	12,876
4.55% (b)	40,400	911,828
SVB Financial Group 5.25% (b)	1,350	33,766
Truist Financial Corp. 4.75% (b)	3,400	78,982
Wells Fargo & Co.:
4.25% (b)	650	13,683
4.70% (b)	3,350	76,681
4.75% (b)	3,350	76,547
		3,633,992
Capital Markets – 3.9%
Morgan Stanley:
4.25% (b)	2,000	43,300
5.85% (a)(b)	10,750	290,142
Stifel Financial Corp.:
4.50% (b)	650	13,592
6.125% (b)	700	17,941
The Charles Schwab Corp. 4.45% (b)	36,400	840,476
		1,205,451
Consumer Finance – 4.4%
Capital One Financial Corp.:
4.25% (b)	610	12,828
4.625% (b)	1,350	30,146
4.80% (b)	26,250	599,812
Navient Corp. 6.00% 12/15/43	2,700	61,371
Synchrony Financial 5.625% (b)	27,000	667,980
		1,372,137
Diversified Financial Services – 0.2%
Equitable Holdings, Inc. 4.30% (b)	1,300	27,482
Voya Financial, Inc. 5.35% (a)(b)	1,300	33,878
		61,360
Insurance – 5.6%
AEGON Funding Co. LLC 5.10% 12/15/49	6,700	162,274
Assurant, Inc. 5.25% 1/15/61	5,400	131,652
Athene Holding Ltd. 4.875% (b)	2,050	43,891
KKR Group Finance Co. IX LLC 4.625% 4/1/61	49,180	1,120,320
PartnerRe Ltd. 4.875% (b)	2,650	62,911
RenaissanceRe Holdings Ltd. 4.20% (b)	1,300	27,885
W R Berkley Corp. 4.25% 9/30/60	8,800	200,288
		1,749,221
Real Estate Investment Trusts (Reits) – 0.2%
Brookfield Property Partners LP:
5.75% (b)	1,300	28,093

	Principal Amount	Value

6.375% (b)	$ 700	$ 16,028
		44,121
TOTAL FINANCIALS		8,066,282
REAL ESTATE – 1.0%
Equity Real Estate Investment Trusts (Reits) – 1.0%
Public Storage:
3.95% (b)	650	13,637
4.00% (b)	13,500	282,690
4.00% (b)	725	15,196
Summit Hotel Properties, Inc. 5.875% (b)	650	15,431
TOTAL REAL ESTATE		326,954
UTILITIES – 1.9%
Electric Utilities – 1.2%
Pacific Gas and Electric Co. 6.00% (b)	580	17,690
The Southern Co.:
4.20% 10/15/60	8,050	180,320
4.95% 1/30/80	7,450	182,152
		380,162
Independent Power And Renewable Electricity Producers – 0.2%
Brookfield Renewable Partners LP 5.25% (b)	2,020	45,834
Multi-Utilities – 0.5%
Brookfield Infrastructure Partners LP:
5.00% (b)	700	14,833
5.125% (b)	700	15,232
DTE Energy Co. 4.375% 10/15/80	700	15,918
SCE Trust II 5.10% (b)	580	12,772
SCE Trust III 5.75% (a)(b)	1,300	30,888
SCE Trust V 5.45% (a)(b)	1,300	30,511
SCE Trust VI 5.00% (b)	2,000	42,760
		162,914
TOTAL UTILITIES		588,910
TOTAL PREFERRED STOCKS (Cost $11,934,188)		10,564,765
Convertible Bonds – 0.9%

ENERGY – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Enbridge, Inc.:
5.50% 7/15/77 (a)	106,000	103,951
6.00% 1/15/77 (a)	58,000	60,446
6.25% 3/01/78 (a)	103,000	106,522
TOTAL ENERGY		270,919
TOTAL CONVERTIBLE BONDS (Cost $287,537)		270,919

See accompanying notes which are an integral part of the financial statements.
21	Semi-Annual Report

Fidelity® Preferred Securities & Income ETF
Schedule of Investments (Unaudited)–continued
Money Market Fund – 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.07% (d) (Cost $676,419)	676,284	$ 676,419
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $33,525,497)		30,812,399
NET OTHER ASSETS (LIABILITIES) – 0.7%		212,512
NET ASSETS – 100.0%		$ 31,024,911

Legend
(a)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $738,695 or 2.4% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$90,574	$22,160,717	$21,574,872	$206	$—	$—	$676,419	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 19,300,296	$ —	$ 19,300,296	$ —
Preferred Stocks	10,564,765	10,564,765	—	—
Convertible Bonds	270,919	—	270,919	—
Money Market Funds	676,419	676,419	—	—
Total Investments in Securities:	$ 30,812,399	$ 11,241,184	$ 19,571,215	$ —
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	22

[THIS PAGE INTENTIONALLY LEFT BLANK]
23

Financial Statements
Statements of Assets and Liabilities
February 28, 2022 (Unaudited)
	Fidelity High Yield Factor ETF	Fidelity Preferred Securities & Income ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$285,528,530	$30,135,980
Fidelity Central Funds	1,399,451	676,419
Total Investments in Securities	$286,927,981	$30,812,399
Cash	—	29,705
Dividends receivable	150	54,118
Interest receivable	4,170,437	253,494
Total assets	291,098,568	31,149,716
Liabilities
Distributions payable	1,103,200	109,350
Accrued management fees	106,929	15,455
Total liabilities	1,210,129	124,805
Net Assets	$289,888,439	$31,024,911
Net Assets consist of:
Paid in capital	$302,674,872	$33,737,595
Total accumulated earnings (loss)	(12,786,433)	(2,712,684)
Net Assets	$289,888,439	$31,024,911
Shares outstanding	5,600,000	1,350,000
Net Asset Value per share	$ 51.77	$ 22.98
Investments at cost – Unaffiliated issuers	$298,618,546	$32,849,078
Investments at cost – Fidelity Central Funds	1,399,451	676,419
Investments at cost	$300,017,997	$33,525,497
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	24

Statements of Operations
For the six months ended February 28, 2022 (Unaudited)
	Fidelity High Yield Factor ETF	Fidelity Preferred Securities & Income ETF
Investment Income
Dividends	$ —	$ 167,607
Interest	6,947,817	224,835
Income from Fidelity Central Funds	1,910	206
Total income	6,949,727	392,648
Expenses
Management fees	660,236	56,014
Independent trustees' fees and expenses	498	22
Total expenses before reductions	660,734	56,036
Expense reductions	(8)	(17)
Total expenses	660,726	56,019
Net investment income (loss)	6,289,001	336,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	756,011	604
Net realized gain (loss) on In-kind redemptions	292,120	—
Total net realized gain (loss)	1,048,131	604
Change in net unrealized appreciation (depreciation) on investment securities	(18,431,633)	(2,737,090)
Net gain (loss)	(17,383,502)	(2,736,486)
Net increase (decrease) in net assets resulting from operations	$(11,094,501)	$(2,399,857)
See accompanying notes which are an integral part of the financial statements.
25	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity High Yield Factor ETF		Fidelity Preferred Securities & Income ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,289,001	$ 8,344,776	$ 336,629	$ 35,065
Net realized gain (loss)	1,048,131	6,352,506	604	15
Change in net unrealized appreciation (depreciation)	(18,431,633)	1,726,252	(2,737,090)	23,993
Net increase (decrease) in net assets resulting from operations	(11,094,501)	16,423,534	(2,399,857)	59,073
Distributions to shareholders	(12,499,600)	(10,587,700)	(337,850)	(34,050)
Share transactions
Proceeds from sales of shares	79,674,063	165,591,594	27,462,316	6,275,279
Cost of shares redeemed	(43,723,473)	(8,316,699)	—	—
Net increase (decrease) in net assets resulting from share transactions	35,950,590	157,274,895	27,462,316	6,275,279
Total increase (decrease) in net assets	12,356,489	163,110,729	24,724,609	6,300,302
Net Assets
Beginning of period	277,531,950	114,421,221	6,300,302	—
End of period	$289,888,439	$277,531,950	$31,024,911	$6,300,302
Other Information
Shares
Sold	1,450,000	3,000,000	1,100,000	250,000
Redeemed	(800,000)	(150,000)	—	—
Net increase (decrease)	650,000	2,850,000	1,100,000	250,000

A	For the period June 15, 2021 (commencement of operations) to August 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	26

Financial Highlights
	Fidelity High Yield Factor ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 56.07	$ 54.49	$ 52.32	$ 50.21	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	1.169	2.250	2.518	2.589	0.578
Net realized and unrealized gain (loss)	(3.182)	2.335	2.323	2.006	0.209
Total from investment operations	(2.013)	4.585	4.841	4.595	0.787
Distributions from net investment income	(1.157)	(2.195)	(2.429)	(2.485)	(0.577)
Distributions from net realized gain	(1.128)	(0.808)	(0.242)	—	—
Total distributions	(2.285)	(3.003)	(2.671)	(2.485)	(0.577)
Net asset value, end of period	$ 51.77	$ 56.07	$ 54.49	$ 52.32	$ 50.21
Total ReturnD,E,F	(3.69)%	8.66%	9.61%	9.48%	1.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.45% I	.45%	.45%	.44% J	.45% I
Expenses net of fee waivers, if any	.45% I	.45%	.45%	.44% J	.45% I
Expenses net of all reductions	.45% I	.45%	.45%	.44% J	.45% I
Net investment income (loss)	4.32% I	4.07%	4.84%	5.03%	5.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$289,888	$277,532	$114,421	$68,016	$12,553
Portfolio turnover rateK	34% L,M	177% M	179% M	76%	8% L

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Annualized.
J	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Amount not annualized.
M	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
27	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Preferred Securities & Income ETF
	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.20	$ 25.00
Income from Investment Operations
Net investment income (loss)B,C	0.434	0.170
Net realized and unrealized gain (loss)	(2.268)	0.187
Total from investment operations	(1.834)	0.357
Distributions from net investment income	(0.386)	(0.157)
Total distributions	(0.386)	(0.157)
Net asset value, end of period	$ 22.98	$ 25.20
Total ReturnD,E	(7.35)%	1.44%
Ratios to Average Net AssetsB,F,G,H
Expenses before reductions	.61% I	.59%
Expenses net of fee waivers, if any	.61% I	.59%
Expenses net of all reductions	.61% I	.59%
Net investment income (loss)	3.64%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$31,025	$ 6,300
Portfolio turnover rateJ,K	0%	0%

A	For the period June 15, 2021 (commencement of operations) to August 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	28

Notes to Financial Statements
For the period ended February 28, 2022 (Unaudited)
1. Organization.
Fidelity High Yield Factor ETF and Fidelity Preferred Securities & Income ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Preferred Securities & Income ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
29	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of each Fund’s Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity High Yield Factor ETF and of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Preferred Securities & Income ETF. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund.Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Semi-Annual Report	30

3. Significant Accounting Policies – continued

Book-tax differences are primarily due to prior period premium and discount on debt securities, redemptions in kind and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity High Yield Factor ETF	$ 300,029,729	$ 1,181,509	$ (14,283,257)	$ (13,101,748)
Fidelity Preferred Securities & Income ETF	33,525,497	608	(2,713,706)	(2,713,098)
Restricted Securities (including Private Placements). Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity High Yield Factor ETF	95,692,682	96,112,674
Fidelity Preferred Securities & Income ETF	26,788,240	9,625
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions ($)	In-kind Redemptions ($)
Fidelity High Yield Factor ETF	75,117,300	42,704,807
Fidelity Preferred Securities & Income ETF	—	—
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee of each Fund’s average net assets as noted in the table below.
Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Fee Rate
Fidelity High Yield Factor ETF	.45%
Fidelity Preferred Securities & Income ETF	.59%
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Preferred Securities & Income ETF	$ 171
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
6. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity High Yield Factor ETF	$ 8
Fidelity Preferred Securities & Income ETF	17
31	Semi-Annual Report

Notes to Financial Statements  – continued
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
Semi-Annual Report	32

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During PeriodB September 1, 2021 to February 28, 2022
Fidelity High Yield Factor ETF	0.45%
Actual		$ 1,000.00	$ 963.10	$ 2.19
Hypothetical C		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Preferred Securities & Income ETF	0.61%
Actual		$ 1,000.00	$ 926.50	$ 2.91
Hypothetical C		$ 1,000.00	$ 1,021.77	$ 3.06

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
33	Semi-Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
Semi-Annual Report	34

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35	Semi-Annual Report

HIE-SANN-0422
1.9887635.103
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

Fidelity® Sustainable High Yield ETF
Semi-Annual Report
February 28, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	2

Note to Shareholders:
Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
3	Semi-Annual Report

Fidelity® Sustainable High Yield ETF
Investment Summary (Unaudited)
Top Five Holdings as of February 28, 2022
(by issuer, excluding cash equivalents)	% of fund’s net assets
Block, Inc.	2.0
OneMain Finance Corp.	1.7
Vistra Operations Co. LLC	1.6
Darling Ingredients, Inc.	1.6
Uber Technologies, Inc.	1.6
8.5

Top Five Market Sectors as of February 28, 2022
% of fund's net assets
Consumer Discretionary	17.1
Industrials	13.3
Energy	13.1
Information Technology	13.1
Communication Services	12.4
Quality Diversification as of February 28, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of February 28, 2022
* Foreign investments – 15.3%

Semi-Annual Report	4

Schedule of Investments February 28, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 95.9%
	Principal Amount	Value
COMMUNICATION SERVICES – 12.4%
Commercial Services & Supplies – 2.8%
APX Group, Inc. 5.75% 7/15/29 (a)	$ 40,000	$ 35,848
Block, Inc. 2.75% 6/1/26 (a)	210,000	203,700
The Hertz Corp. 4.625% 12/1/26 (a)	50,000	47,625
		287,173
Communications Equipment – 0.6%
CommScope, Inc. 4.75% 9/1/29 (a)	70,000	65,275
Diversified Telecommunication Services – 3.1%
Altice France Holding SA 6.00% 2/15/28 (a)	110,000	96,800
Level 3 Financing, Inc. 3.75% 7/15/29 (a)	180,000	160,545
Lumen Technologies, Inc. 5.375% 6/15/29 (a)	60,000	52,166
		309,511
Interactive Media & Services – 0.5%
Match Group, Inc. 4.625% 6/1/28 (a)	50,000	50,150
Internet Software & Services – 0.3%
Photo Holdings Merger Sub, Inc. 8.50% 10/1/26 (a)	30,000	29,790
Media – 4.8%
Altice Financing SA 5.75% 8/15/29 (a)	90,000	82,012
Beasley Mezzanine Holdings LLC 8.625% 2/1/26 (a)	30,000	29,100
Deluxe Corp. 8.00% 6/1/29 (a)	30,000	30,750
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (a)	50,000	49,983
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	30,000	27,877
Gannett Holdings LLC 6.00% 11/1/26 (a)	50,000	49,750
News Corp. 3.875% 5/15/29 (a)	70,000	67,025
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)	30,000	29,100
TEGNA, Inc. 4.75% 3/15/26 (a)	30,000	30,200
Univision Communications, Inc. 9.50% 5/1/25 (a)	30,000	31,650
UPC Broadband Finco BV 4.875% 7/15/31 (a)	30,000	28,650

	Principal Amount	Value

Virgin Media Finance PLC 5.00% 7/15/30 (a)	$ 30,000	$ 28,200
		484,297
Wireless Telecommunication Services – 0.3%
Millicom International Cellular SA 4.50% 4/27/31 (a)	30,000	27,930
TOTAL COMMUNICATION SERVICES		1,254,126
CONSUMER DISCRETIONARY – 17.1%
Automobiles – 1.1%
American Axle & Manufacturing, Inc. 5.00% 10/1/29	40,000	37,950
Mclaren Finance PLC 7.50% 8/1/26 (a)	70,000	69,650
		107,600
Diversified Consumer Services – 1.2%
Adtalem Global Education, Inc. 5.50% 3/1/28 (a)	70,000	62,610
Sotheby's 7.375% 10/15/27 (a)	30,000	31,239
StoneMor, Inc. 8.50% 5/15/29 (a)	30,000	30,225
		124,074
Entertainment – 0.5%
Cinemark USA, Inc. 5.25% 7/15/28 (a)	50,000	47,690
Hotels, Restaurants & Leisure – 4.0%
1011778 BC ULC / New Red Finance, Inc. 3.50% 2/15/29 (a)	30,000	28,275
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (a)	100,000	95,060
MGM Resorts International 4.75% 10/15/28	30,000	29,869
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	120,000	118,800
Yum! Brands, Inc. 4.625% 1/31/32	130,000	127,400
		399,404
Household Durables – 2.6%
Taylor Morrison Communities, Inc. 5.125% 8/1/30 (a)	160,000	159,462
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (a)	100,000	100,799
		260,261
Household Products – 0.5%
ACCO Brands Corp. 4.25% 3/15/29 (a)	60,000	55,950

See accompanying notes which are an integral part of the financial statements.
5	Semi-Annual Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Internet & Direct Marketing Retail – 0.8%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	$ 80,000	$ 82,000
Leisure Products – 0.3%
Life Time, Inc. 8.00% 4/15/26 (a)	30,000	29,927
Multiline Retail – 0.4%
Nordstrom, Inc. 4.375% 4/1/30	50,000	45,910
Pharmaceuticals – 0.3%
Horizon Therapeutics USA, Inc. 5.50% 8/1/27 (a)	30,000	30,563
Specialty Retail – 3.9%
Ambience Merger Sub, Inc. 4.875% 7/15/28 (a)	30,000	27,750
Bath & Body Works, Inc. 6.95% 3/1/33	30,000	31,725
Carvana Co. 5.625% 10/1/25 (a)	100,000	95,925
Macy's Retail Holdings LLC 5.875% 4/1/29 (a)	30,000	30,675
Magic Mergeco, Inc. 5.25% 5/1/28 (a)	70,000	65,450
Party City Holdings, Inc. 8.75% 2/15/26 (a)	30,000	30,018
Rite Aid Corp. 8.00% 11/15/26 (a)	30,000	28,558
The Gap, Inc. 3.625% 10/1/29 (a)	60,000	54,330
Victoria's Secret & Co. 4.625% 7/15/29 (a)	30,000	28,200
		392,631
Textiles, Apparel & Luxury Goods – 1.5%
Crocs, Inc. 4.125% 8/15/31 (a)	70,000	59,675
Hanesbrands, Inc. 4.625% 5/15/24 (a)	90,000	91,238
		150,913
TOTAL CONSUMER DISCRETIONARY		1,726,923
CONSUMER STAPLES – 3.1%
Food & Staples Retailing – 1.0%
Albertsons Cos., Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC 3.25% 3/15/26 (a)	50,000	48,135
TreeHouse Foods, Inc. 4.00% 9/1/28	30,000	27,375

	Principal Amount	Value

U.S. Foods, Inc. 4.625% 6/1/30 (a)	$ 30,000	$ 29,171
		104,681
Food Products – 1.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	160,000	162,810
Personal Products – 0.5%
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (a)	50,000	45,875
TOTAL CONSUMER STAPLES		313,366
ENERGY – 13.1%
Energy Equipment & Services – 2.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	40,000	38,500
CGG SA 8.75% 4/1/27 (a)	40,000	39,000
Nabors Industries, Inc. 7.375% 5/15/27 (a)	30,000	30,975
TechnipFMC PLC 6.50% 2/1/26 (a)	30,000	30,975
TerraForm Power Operating LLC 4.75% 1/15/30 (a)	30,000	29,439
Weatherford International Ltd. 8.625% 4/30/30 (a)	30,000	30,399
		199,288
Oil, Gas & Consumable Fuels – 11.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (a)	30,000	30,000
California Resources Corp. 7.125% 2/1/26 (a)	100,000	104,000
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75% 2/1/32 (a)	70,000	68,075
CNX Resources Corp. 6.00% 1/15/29 (a)	40,000	40,848
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (a)	30,000	30,236
CVR Energy, Inc. 5.25% 2/15/25 (a)	90,000	87,123
MEG Energy Corp. 5.875% 2/1/29 (a)	150,000	151,636
Northern Oil and Gas, Inc. 8.125% 3/1/28 (a)	30,000	31,528
Occidental Petroleum Corp. 5.50% 12/1/25	140,000	150,458

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Oceaneering International, Inc. 6.00% 2/1/28	$ 50,000	$ 49,750
Renewable Energy Group, Inc. 5.875% 6/1/28 (a)	50,000	54,000
SM Energy Co. 6.50% 7/15/28	30,000	30,750
Southwestern Energy Co. 5.375% 2/1/29	70,000	72,014
Teine Energy Ltd. 6.875% 4/15/29 (a)	70,000	70,875
Western Midstream Operating LP 3.60% 2/1/25	150,000	150,375
		1,121,668
TOTAL ENERGY		1,320,956
FINANCIALS – 3.5%
Consumer Finance – 2.9%
Ally Financial, Inc. 4.70% (b)(c)	80,000	76,310
Finance of America Funding LLC 7.875% 11/15/25 (a)	50,000	46,500
OneMain Finance Corp. 3.875% 9/15/28	180,000	166,725
		289,535
Diversified Financial Services – 0.3%
Coinbase Global, Inc. 3.375% 10/1/28 (a)	30,000	27,334
Thrifts & Mortgage Finance – 0.3%
Radian Group, Inc. 6.625% 3/15/25	30,000	31,763
TOTAL FINANCIALS		348,632
HEALTH CARE – 5.1%
Aerospace & Defense – 0.3%
Howmet Aerospace, Inc. 3.00% 1/15/29	30,000	28,463
Health Care Providers & Services – 1.4%
Akumin Escrow, Inc. 7.50% 8/1/28 (a)	30,000	25,650
Cano Health LLC 6.25% 10/1/28 (a)	65,000	57,709
Tenet Healthcare Corp. 4.375% 1/15/30 (a)	30,000	28,957
U.S. Renal Care, Inc. 10.625% 7/15/27 (a)	30,000	29,850
		142,166
Life Sciences Tools & Services – 0.5%
IQVIA, Inc. 5.00% 5/15/27 (a)	50,000	51,146

	Principal Amount	Value

Pharmaceuticals – 2.9%
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (a)	$ 70,000	$ 65,163
Charles River Laboratories International, Inc. 3.75% 3/15/29 (a)	70,000	67,284
CHS/Community Health Systems, Inc. 5.25% 5/15/30 (a)	50,000	48,431
Jazz Securities DAC 4.375% 1/15/29 (a)	70,000	69,332
Syneos Health, Inc. 3.625% 1/15/29 (a)	50,000	47,220
		297,430
TOTAL HEALTH CARE		519,205
INDUSTRIALS – 13.3%
Aerospace & Defense – 1.3%
Bombardier, Inc. 6.00% 2/15/28 (a)	50,000	47,750
Triumph Group, Inc. 8.875% 6/1/24 (a)	80,000	85,362
		133,112
Automobiles – 0.3%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 month U.S. LIBOR + 5.625% 6.625% 10/15/26 (a)(c)	30,000	30,150
Commercial Services & Supplies – 4.7%
Covert Mergeco, Inc. 4.875% 12/1/29 (a)	60,000	57,413
HealthEquity, Inc. 4.50% 10/1/29 (a)	70,000	66,629
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	80,000	81,010
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (a)	90,000	80,856
Pitney Bowes, Inc. 6.875% 3/15/27 (a)	30,000	28,234
PROG Holdings, Inc. 6.00% 11/15/29 (a)	40,000	38,400
Rent-A-Center, Inc. 6.375% 2/15/29 (a)	50,000	47,875
Stericycle, Inc. 3.875% 1/15/29 (a)	80,000	74,500
		474,917
Construction & Engineering – 2.6%
AECOM 5.125% 3/15/27	50,000	51,250
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	30,000	27,525
See accompanying notes which are an integral part of the financial statements.
7	Semi-Annual Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Construction & Engineering – continued
IEA Energy Services LLC 6.625% 8/15/29 (a)	$ 40,000	$ 37,000
Pike Corp. 5.50% 9/1/28 (a)	5,000	4,813
PowerTeam Services LLC 9.033% 12/4/25 (a)	30,000	30,081
VM Consolidated, Inc. 5.50% 4/15/29 (a)	110,000	108,087
		258,756
Containers & Packaging – 1.2%
Berry Global Escrow Corp. 5.625% 7/15/27 (a)	120,000	122,952
Electric Utilities – 0.5%
Energizer Holdings, Inc. 4.375% 3/31/29 (a)	60,000	54,075
Health Care Providers & Services – 0.5%
Lifepoint Health, Inc. Co. 5.375% 1/15/29 (a)	50,000	47,010
Machinery – 0.3%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	30,000	27,863
Road & Rail – 1.6%
Uber Technologies, Inc. 4.50% 8/15/29 (a)	170,000	162,749
Transportation Infrastructure – 0.3%
Fly Leasing Ltd. 7.00% 10/15/24 (a)	30,000	28,772
TOTAL INDUSTRIALS		1,340,356
INFORMATION TECHNOLOGY – 13.1%
Electronic Equipment, Instruments & Components – 1.1%
Atkore, Inc. 4.25% 6/1/31 (a)	30,000	29,080
SBA Communications Corp. 3.125% 2/1/29	60,000	55,728
Sensata Technologies BV 4.00% 4/15/29 (a)	30,000	28,800
		113,608
IT Services – 4.6%
Austin BidCo, Inc. 7.125% 12/15/28 (a)	40,000	39,100
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	30,000	28,399
Diebold Nixdorf, Inc. 9.375% 7/15/25 (a)	30,000	31,058
Entegris, Inc. 3.625% 5/1/29 (a)	110,000	103,125

	Principal Amount	Value

Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (a)	$ 160,000	$ 151,547
Minerva Merger Sub, Inc. 6.50% 2/15/30 (a)	30,000	28,882
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.75% 6/1/25 (a)	30,000	30,600
The Dun & Bradstreet Corp. 5.00% 12/15/29 (a)	50,000	48,000
		460,711
Semiconductors & Semiconductor Equipment – 0.5%
ON Semiconductor Corp. 3.875% 9/1/28 (a)	50,000	49,562
Software – 5.3%
Clarivate Science Holdings Corp. 3.875% 7/1/28 (a)	170,000	160,650
Elastic N.V. 4.125% 7/15/29 (a)	110,000	100,925
Open Text Corp. 3.875% 12/1/29 (a)	170,000	160,442
Twilio, Inc. 3.625% 3/15/29	70,000	66,889
Twitter, Inc. 3.875% 12/15/27 (a)	50,000	49,156
		538,062
Technology Hardware, Storage & Peripherals – 1.6%
NCR Corp. 5.125% 4/15/29 (a)	160,000	158,200
TOTAL INFORMATION TECHNOLOGY		1,320,143
MATERIALS – 9.2%
Chemicals – 3.6%
Methanex Corp. 5.125% 10/15/27	70,000	71,057
NOVA Chemicals Corp. 4.25% 5/15/29 (a)	30,000	28,112
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (a)	30,000	29,625
Olympus Water US Holding Corp. 6.25% 10/1/29 (a)	60,000	55,050
Sunnova Energy Corp. 5.875% 9/1/26 (a)	30,000	27,454
The Chemours Co. LLC 4.625% 11/15/29 (a)	30,000	27,787
Valvoline, Inc. 3.625% 6/15/31 (a)	140,000	125,390
		364,475

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Construction Materials – 0.4%
Patrick Industries, Inc. 4.75% 5/1/29 (a)	$ 50,000	$ 45,635
Containers & Packaging – 1.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25% 8/15/27 (a)	30,000	28,517
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	80,000	81,376
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	50,000	50,109
		160,002
Media – 0.4%
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (a)	40,000	38,300
Metals & Mining – 2.2%
Allegheny Technologies, Inc. 4.875% 10/1/29	50,000	48,374
Coeur Mining, Inc. 5.125% 2/15/29 (a)	30,000	26,466
Constellium SE 3.75% 4/15/29 (a)	30,000	27,582
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (a)	30,000	29,109
IAMGOLD Corp. 5.75% 10/15/28 (a)	40,000	36,175
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	50,000	51,000
		218,706
Paper & Forest Products – 1.0%
Mercer International, Inc. 5.125% 2/1/29	70,000	68,452
Pearl Merger Sub, Inc. 6.75% 10/1/28 (a)	30,000	29,971
		98,423
TOTAL MATERIALS		925,541
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 2.1%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.50% 4/1/27 (a)	70,000	65,275
iStar, Inc. 5.50% 2/15/26	30,000	30,664
New Residential Investment Corp. 6.25% 10/15/25 (a)	30,000	29,422

	Principal Amount	Value

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (a)	$ 100,000	$ 89,391
		214,752
Real Estate Management & Development – 1.1%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC 5.00% 6/15/29 (a)	60,000	56,475
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (a)	50,000	47,650
		104,125
TOTAL REAL ESTATE		318,877
UTILITIES – 2.8%
Consumer Finance – 0.9%
NextEra Energy Operating Partners LP 3.875% 10/15/26 (a)	90,000	88,919
Electric Utilities – 1.6%
Vistra Operations Co. LLC 4.375% 5/1/29 (a)	170,000	164,737
Multi-Utilities – 0.3%
DPL, Inc. 4.125% 7/1/25	30,000	29,850
TOTAL UTILITIES		283,506
TOTAL NONCONVERTIBLE BONDS (Cost $9,633,041)		9,671,631

Money Market Fund – 2.9%
	Shares
Fidelity Cash Central Fund, 0.07% (d) (Cost $291,953)	291,895	291,953
TOTAL INVESTMENT IN SECURITIES – 98.8% (Cost $9,924,994)		9,963,584
NET OTHER ASSETS (LIABILITIES) – 1.2%		123,086
NET ASSETS – 100.0%		$ 10,086,670

See accompanying notes which are an integral part of the financial statements.
9	Semi-Annual Report

Schedule of Investments (Unaudited)–continued
Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,111,154 or 80.4% of net assets.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.07%	$—	$2,500,000	$2,208,047	$6	$—	$—	$291,953	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 9,671,631	$ —	$ 9,671,631	$ —
Money Market Funds	291,953	291,953	—	—
Total Investments in Securities:	$ 9,963,584	$ 291,953	$ 9,671,631	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	83.5%
Canada	6.7%
Luxembourg	2.0%
United Kingdom	1.6%
Netherlands	1.6%
Australia	1.1%
Others (Individually Less Than 1%)	2.3%
98.8%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	10

[THIS PAGE INTENTIONALLY LEFT BLANK]
11

Financial Statements
Statements of Assets and Liabilities
February 28, 2022 (Unaudited)
Fidelity Sustainable High Yield ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$ 9,671,631
Fidelity Central Funds	291,953
Total Investments in Securities	$ 9,963,584
Cash	50,483
Distributions receivable from Fidelity Central Funds	6
Interest receivable	129,836
Total assets	10,143,909
Liabilities
Payable for investments purchased
Regular delivery	55,065
Accrued management fees	2,174
Total liabilities	57,239
Net Assets	$10,086,670
Net Assets consist of:
Paid in capital	$10,029,358
Total accumulated earnings (loss)	57,312
Net Assets	$10,086,670
Shares outstanding	200,000
Net Asset Value per share	$ 50.43
Investments at cost – Unaffiliated issuers	$ 9,633,041
Investments at cost – Fidelity Central Funds	291,953
Investments at cost	$ 9,924,994
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	12

Statements of Operations
Fidelity Sustainable High Yield ETFA
Investment Income
Interest	$ 20,890
Income from Fidelity Central Funds	6
Total income	20,896
Expenses
Management fees	2,174
Total expenses	2,174
Net investment income (loss)	18,722
Realized and Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation) on investment securities	38,590
Net gain (loss)	38,590
Net increase (decrease) in net assets resulting from operations	$ 57,312

A	For the period February 15, 2022 (commencement of operations) to February 28, 2022.
See accompanying notes which are an integral part of the financial statements.
13	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
Fidelity Sustainable High Yield ETF
Six months ended February 28, 2022A (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,722
Net realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	38,590
Net increase (decrease) in net assets resulting from operations	57,312
Distributions to shareholders	—
Share transactions
Proceeds from sales of shares	10,029,358
Net increase (decrease) in net assets resulting from share transactions	10,029,358
Total increase (decrease) in net assets	10,086,670
Net Assets
Beginning of period	—
End of period	$10,086,670
Other Information
Shares
Sold	200,000
Redeemed	—
Net increase (decrease)	200,000

A	For the period February 15, 2022 (commencement of operations) to February 28, 2022.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	14

Financial Highlights
Fidelity Sustainable High Yield ETF
Six months ended February 28, 2022A (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	0.094
Net realized and unrealized gain (loss)	0.336
Total from investment operations	0.430
Net asset value, end of period	$ 50.43
Total ReturnD,E	0.87%
Ratios to Average Net AssetsB,F,G,H
Expenses before reductions	.57% I
Expenses net of fee waivers, if any	.57% I
Expenses net of all reductions	.57% I
Net investment income (loss)	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$10,087
Portfolio turnover rateJ,K	0%

A	For the period February 15, 2022 (commencement of operations) to February 28, 2022.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
15	Semi-Annual Report

Notes to Financial Statements
For the period ended February 28, 2022 (Unaudited)
1. Organization.
Fidelity Sustainable High Yield ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Application of FMR's environmental, social and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.
2. Investments in Fidelity Central Funds.
The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Semi-Annual Report	16

3. Significant Accounting Policies – continued

Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund’s Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund.Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
17	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Sustainable High Yield ETF	$ 9,924,994	$ 78,454	$ (39,864)	$ 38,590
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Sustainable High Yield ETF	9,631,708	—
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .55% of the Funds' average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
6. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
7. Other.
The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
Semi-Annual Report	18

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 15, 2022 to February 28, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value	Ending Account Value February 28, 2022	Expenses Paid During Period
Fidelity Sustainable High Yield ETF	0.57%
Actual		$ 1,000.00	$ 1,008.70	$ 2.84B
Hypothetical C		$ 1,000.00	$ 1,021.97	$ 2.86D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 14/365 (to reflect the period February 15, 2022 to February 28, 2022).
C	5% return per year before expenses.
D	Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
19	Semi-Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable High Yield ETF
At its October 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether the structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the Fidelity funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third-party service providers, principally transfer agents, custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that the fund's proposed management fee rate is above the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is above the median of those funds used by the Board for management fee comparisons. The Board also noted that when compared to a subset of funds within its peer group that are actively managed ETFs with high yield objectives, the fund’s proposed management fee and projected total expense ratio fall within the subset’s range of fees.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Semi-Annual Report	20

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable High Yield ETF
At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund to take effect February 1, 2022 (the Amended Contract) that lowered the management fee rate to be paid. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the fund’s sub-advisers, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family (Advisory Contracts). At its January 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund’s shareholders. The Board noted that approval of the Amended Contract would not change the fund’s portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund’s shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund’s current management fee and total expense ratio compared to “mapped groups” of competitive funds and classes in connection with the initial contract approvals for the fund. Based on its review, the Board concluded at its January 2022 meeting that the fund’s current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed management fee rate would be lower than the current management fee rate. The Board also considered that the proposed management fee rate would not result in any changes in the relationships of the fund’s management fee rate and total expense ratio to the competitive medians of its total mapped groups of competitor funds provided to the Board in connection with the initial approval of the Advisory Contracts.
Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board noted that the fund continues to be a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Amended Contract. In connection with its future renewal of the fund’s advisory arrangements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a newer fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund’s advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.
21	Semi-Annual Report

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Semi-Annual Report	22

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23	Semi-Annual Report

SHY-SANN-0422
1.9904450.100
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022